FAIR VALUE - Additional information (Details)	12 Months Ended
Feb. 28, 2026
FAIR VALUE
Percentage of peer developer average sales profit margin	2.30%
Measurement Input, Weighted Average Cost of Capital | Weighted Average | Fair Value, Inputs, Level 3
FAIR VALUE
Debt securities, available-for-sale, measurement Input	20
Measurement Input, Discount for Lack of Marketability | Maximum | Fair Value, Inputs, Level 3
FAIR VALUE
Debt securities, available-for-sale, measurement Input	30
Measurement Input, Discount for Lack of Marketability | Minimum | Fair Value, Inputs, Level 3
FAIR VALUE
Debt securities, available-for-sale, measurement Input	26
Measurement Input, Discount for Lack of Marketability | Weighted Average | Fair Value, Inputs, Level 3
FAIR VALUE
Debt securities, available-for-sale, measurement Input	30
Measurement Input, Price Volatility | Maximum | Fair Value, Inputs, Level 3
FAIR VALUE
Debt securities, available-for-sale, measurement Input	66
Measurement Input, Price Volatility | Minimum | Fair Value, Inputs, Level 3
FAIR VALUE
Debt securities, available-for-sale, measurement Input	54
Measurement Input, Price Volatility | Weighted Average | Fair Value, Inputs, Level 3
FAIR VALUE
Debt securities, available-for-sale, measurement Input	65